Employee Benefit Plans (Schedule of Stock Options Outstanding and Exercisable) (Details) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares shares
Stock options outstanding and exercisable
Exercise price range lower limit (in dollars per share)	$ 0
Exercise price range upper limit (in dollars per share)	$ 66.18
Number of Options (in shares) | shares	15.7
Weighted Average Remaining Contractual Life	4 years 6 months 26 days
Weighted Average Exercise Price (in dollars per share)	$ 47.19
Intrinsic Value | $	$ 228.3
Number of Options (in shares) | shares	7.7
Weighted Average Remaining Contractual Life	3 years 4 days
Weighted Average Exercise Price (in dollars per share)	$ 33.67
Intrinsic Value | $	$ 206.0
Closing stock price (in dollars per share)	$ 60.60
Range of Exercise Price - $ 0.00 - $25.76 [Member]
Stock options outstanding and exercisable
Exercise price range lower limit (in dollars per share)	0
Exercise price range upper limit (in dollars per share)	$ 25.76
Number of Options (in shares) | shares	2.5
Weighted Average Remaining Contractual Life	2 years 29 days
Weighted Average Exercise Price (in dollars per share)	$ 23.65
Intrinsic Value | $	$ 91.9
Number of Options (in shares) | shares	2.5
Weighted Average Remaining Contractual Life	2 years 29 days
Weighted Average Exercise Price (in dollars per share)	$ 23.65
Intrinsic Value | $	$ 91.9
Range of Exercise Price - $25.77 - $27.40 [Member]
Stock options outstanding and exercisable
Exercise price range lower limit (in dollars per share)	$ 25.77
Exercise price range upper limit (in dollars per share)	$ 27.40
Number of Options (in shares) | shares	1.7
Weighted Average Remaining Contractual Life	1 year 9 months 29 days
Weighted Average Exercise Price (in dollars per share)	$ 27.10
Intrinsic Value | $	$ 57.2
Number of Options (in shares) | shares	1.7
Weighted Average Remaining Contractual Life	1 year 9 months 29 days
Weighted Average Exercise Price (in dollars per share)	$ 27.10
Intrinsic Value | $	$ 57.2
Range of Exercise Price - $27.41 - $34.33 [Member]
Stock options outstanding and exercisable
Exercise price range lower limit (in dollars per share)	$ 27.41
Exercise price range upper limit (in dollars per share)	$ 34.33
Number of Options (in shares) | shares	1.1
Weighted Average Remaining Contractual Life	3 years 8 months 1 day
Weighted Average Exercise Price (in dollars per share)	$ 34.12
Intrinsic Value | $	$ 29.5
Number of Options (in shares) | shares	1.1
Weighted Average Remaining Contractual Life	3 years 8 months 1 day
Weighted Average Exercise Price (in dollars per share)	$ 34.12
Intrinsic Value | $	$ 29.5
Range of Exercise Price - $34.34 - $48.75 [Member]
Stock options outstanding and exercisable
Exercise price range lower limit (in dollars per share)	$ 34.34
Exercise price range upper limit (in dollars per share)	$ 48.75
Number of Options (in shares) | shares	3.5
Weighted Average Remaining Contractual Life	4 years 8 months 5 days
Weighted Average Exercise Price (in dollars per share)	$ 48.70
Intrinsic Value | $	$ 41.4
Number of Options (in shares) | shares	2.3
Weighted Average Remaining Contractual Life	4 years 7 months 6 days
Weighted Average Exercise Price (in dollars per share)	$ 48.69
Intrinsic Value | $	$ 27.2
Range of Exercise Price - $48.76 - $60.60 [Member]
Stock options outstanding and exercisable
Exercise price range lower limit (in dollars per share)	$ 48.76
Exercise price range upper limit (in dollars per share)	$ 60.60
Number of Options (in shares) | shares	3.4
Weighted Average Remaining Contractual Life	5 years 9 months 11 days
Weighted Average Exercise Price (in dollars per share)	$ 58.18
Intrinsic Value | $	$ 8.3
Number of Options (in shares) | shares	0.1
Weighted Average Remaining Contractual Life	1 year 11 months 23 days
Weighted Average Exercise Price (in dollars per share)	$ 57.08
Intrinsic Value | $	$ 0.2
Range of Exercise Price - $60.61 - $66.18 [Member]
Stock options outstanding and exercisable
Exercise price range lower limit (in dollars per share)	$ 60.61
Exercise price range upper limit (in dollars per share)	$ 66.18
Number of Options (in shares) | shares	3.5
Weighted Average Remaining Contractual Life	6 years 8 months 5 days
Weighted Average Exercise Price (in dollars per share)	$ 65.70
Intrinsic Value | $	$ 0.0
Number of Options (in shares) | shares	0.0
Weighted Average Exercise Price (in dollars per share)	$ 0.00
Intrinsic Value | $	$ 0.0